Principal accounting policies - Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue
Total sales	¥ 6,502,400	$ 929,831	¥ 6,079,115	¥ 6,994,328
Live streaming
Disaggregation of Revenue
Total sales	4,594,014	656,935	4,745,195	6,450,782
Game-related services, advertising and others
Disaggregation of Revenue
Total sales	¥ 1,908,386	$ 272,896	¥ 1,333,920	¥ 543,546